Contract assets and contract liabilities (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Contract Assets And Contract Liabilities
Revenue	$ 456,663	$ 602,475	$ 1,510,728	$ 1,993,104	$ 1,784,327